SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2018
Net Revenues, Operating Costs And Expenses, Operating Income, And Total Assets By Segment

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

	Year ended September 30,
	2016	2017	2018
	US$	US$	US$
Net revenues	117,548	130,988	166,668
Professional education services	110,137	114,190	150,484
Business start-up training services	4,375	5,276	4,608
Sale of learning simulation software	3,036	11,522	11,576

Operating costs and expenses:
Cost of sales	(48,334)	(57,412)	(87,883)
Professional education services	(44,473)	(50,168)	(79,168)
Business start-up training services	(1,915)	(2,069)	(2,644)
Sale of learning simulation software	(1,946)	(5,175)	(6,071)
Selling and marketing	(24,517)	(34,910)	(44,717)
Professional education services	(22,556)	(30,696)	(39,698)
Business start-up training services	(688)	(869)	(1,127)
Sale of learning simulation software	(1,273)	(3,345)	(3,892)
General and administrative	(13,525)	(15,955)	(16,760)
Professional education services	(12,049)	(12,890)	(14,548)
Business start-up training services	(776)	(1,034)	(896)
Sale of learning simulation software	(700)	(2,031)	(1,316)
Unallocated corporate expenses	(3,253)	(3,513)	(4,493)

Total operating costs and expenses	(89,629)	(111,790)	(153,853)
Professional education services	(79,078)	(93,754)	(133,414)
Business start-up training services	(3,379)	(3,972)	(4,667)
Sale of learning simulation software	(3,919)	(10,551)	(11,279)
Unallocated corporate expenses	(3,253)	(3,513)	(4,493)

Other operating income	806	1,912	3,051
Professional education services	570	184	643
Business start-up training services	2	91	76
Sale of learning simulation software	234	1,637	2,332

Operating income (loss)	28,725	21,110	15,950
Professional education services	31,629	20,620	17,797
Business start-up training services	998	1,395	17
Sale of learning simulation software	(649)	2,608	2,629
Unallocated corporate expenses	(3,253)	(3,513)	(4,493)

Segment assets	148,920	224,551	328,925
Professional education services	93,609	133,836	236,496
Business start-up training services	13,262	45,569	46,205
Sale of learning simulation software	42,049	45,146	46,224

Total assets	148,920	224,551	328,925

Amortization and depreciation	3,639	4,790	6,299
Professional education services	2,792	3,001	4,479
Business start-up training services	60	36	36
Sale of learning simulation software	787	1,753	1,784

(Loss) gain from equity method investments	(91)	(153)	172
Professional education services	(91)	(153)	(58)
Business start-up training services	—	—	230
Sale of learning simulation software	—	—	—